Accounts Receivable	3 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at March 31, 2023, is summarized as follows:

	March 31, 2024	December 31, 2023
Accounts receivable	$4,068,464	$6,368,144

Provision for doubtful accounts	(105,272)	(106,839)

Net accounts receivable	$3,963,192	$6,261,305

The Company has a doubtful debt provision of $105,272 (December 31, 2023 - $106,839) for existing accounts receivable.